25. Other Income and Other Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income
Income from investment in CFS Partners	$ 588,696	$ 514,485
Expenses
Outsourcing expense	428,668	480,563
Service contracts - administration	539,510	512,902
Marketing	450,533	552,617
State deposit tax	669,502	633,185
ATM fees	$ 434,270	$ 412,813